PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 2,076,458	$ 1,999,272
Less: Accumulated depreciation	(1,185,651)	(745,549)
Property, equipment and software, net	890,807	1,253,723
Depreciation and amortization	580,503	406,799	$ 174,384
Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	1,434,881	1,440,817
Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	56,777	59,903
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	133,421	140,769
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 451,379	$ 357,783